Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total		Particip. Certificates	Treasury shares	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Reserve from actuarial gains and losses	Attributable to owners of the Group	Attributable to non-controlling interests	Ordinary shares Share capital
Balance at Dec. 31, 2018	€ 48,605		€ 136			€ 39,086	€ (584)	€ 228	€ 39,168	€ 9,437	€ 302
Net profit for the year	11,665	[1]				11,734			11,734	(69)
Other comprehensive income	(1,725)						(1,064)	(614)	(1,678)	(47)
Total comprehensive income for the year	9,940	[1]				11,734	(1,064)	(614)	10,056	(116)
Capital increase	107,801		25		€ 107,776				107,801
Changes in ownership interests	(12,302)									(12,302)
Balance at Dec. 31, 2019	154,044		161		107,776	50,820	(1,648)	(386)	157,025	(2,981)	302
Net profit for the year	14,806	[1]				15,245			15,245	(439)
Other comprehensive income	3,170						3,683	(790)	2,893	277
Total comprehensive income for the year	17,976	[1]				15,245	3,683	(790)	18,138	(162)
Purchase of MPP share awards	(4,300)			€ (4,300)					(4,300)
Issuance of MPP share awards	2,330			2,330					2,330
Reclassification of unpaid contribution of capital	(8,245)				(7,880)	(365)			(8,245)
Equity-settled share-based payments	€ 2,327					2,327			2,327
Balance (in Shares) at Dec. 31, 2020	155,389
Balance at Dec. 31, 2020	€ 164,132		161	(1,970)	99,896	68,027	2,035	(1,176)	167,275	(3,143)	€ 302
Net profit for the year	12,787					12,569			12,569	218
Other comprehensive income	14,652						13,720	1,197	14,917	(265)
Total comprehensive income for the year	27,439					12,569	13,720	1,197	27,486	(47)
Issuance of MPP share awards	1,815			1,346	469				1,815
Reclassification of unpaid contribution of capital	6,052				5,383	669			6,052
Equity-settled share-based payments	15,421				6,993	8,428			15,421
Issuance of participation certificates	7,751		3		7,748				7,751
Reclassification of deposit liability	3,211				3,211				3,211
Issuance of ordinary shares (in Shares)											2,407
Issuance of ordinary shares	546,630				544,223				546,630
IPO restructuring (in Shares)											24,890
IPO restructuring	(100,088)		€ (164)	€ 624	(125,136)				(100,088)		€ (302)
Grants to sport rights holders	€ 63,270				63,270				63,270
Balance (in Shares) at Dec. 31, 2021	0										27,297
Balance at Dec. 31, 2021	€ 735,634				€ 606,057	€ 89,693	€ 15,755	€ 21	€ 738,823	€ (3,189)

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.